Risk management and concentrations of risk (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of September 30, 2017, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$159,912	(4,979)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	126,750	(509)	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$138,375	(1,735)	March 2020	2.3%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments
As of September 30, 2017
Interest rate swaps	$(3,287)	$(3,936)
As of December 31, 2016
Interest rate swaps	$(3,534)	$(3,511)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three and nine months ended September 30, 2017 and 2016.

	Three months ended September 30,		Nine months ended September 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Interest rate swaps:
Ineffective portion of cash flow hedge	$(28)	30	(380)	$12
Amortization of amount excluded from hedge effectiveness	813	701	2,502	1,807
Reclassification from accumulated other comprehensive income	(214)	(214)	(641)	(641)
Unrealized gains (losses)	571	517	1,481	1,178
Realized gains (losses)	—	—	—	—
Total gains (losses) on derivative instruments	$571	517	1,481	$1,178

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital is as follows for the periods ended and as of September 30, 2017 and 2016 included in the consolidated statements of other comprehensive income.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	342	—	342	342
Reclassification of amortization of cash flow hedge to earnings	641	(259)	382	382
Other comprehensive income for period	983	(259)	724	724
Balance as of September 30, 2017	$(5,964)	952	(5,012)	$(5,012)

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(6,283)	—	(6,283)	(6,283)
Reclassification of amortization of cash flow hedge to earnings	641	(250)	391	391
Other comprehensive income for period	(5,642)	(250)	(5,892)	(5,892)
Balance as of September 30, 2016	$(14,472)	1,339	(13,133)	$(13,133)